SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION (Tables)	9 Months Ended
Sep. 30, 2017
Supplemental Disclosures Of Cash Flow Information Tables
Supplemental disclosures of cash flow information
	For the Nine Months Ended
	September 30, 2017	September 30, 2016
Cash paid for interest	$33,429	$29,083
Cash paid for taxes	$—	$—

Warrants issued in connection with note payable	$—	$58,520
Warrants issued in connection with issuance of Series A Preferred Stock	$67,491	$—

Business Combinations:
Current Assets	$1,044,893	$—
Property and equipment, net	$268,398	$—
Intangible assets	$2,498,737	$—
Goodwill	$1,960,328	$—
Other non-current assets	$1,962,140	$—
Assumed liabilities	$(1,258,905)	$—
Deferred revenue	$(22,493)	$—
Other non-current liabilities	$(16,584)	$—
Issuance of common stock	$(7,055,179)	$—
Notes payable	$(907,407)	$—